ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Customer lists and relationships	6,131	6,131	984
Completed technology	5,251	5,251	843
Purchased software for internal use	17,200	17,200	2,760
Land use right (note 7)	31,251	1,095	176

Total	59,833	29,677	4,763
Less: Accumulated amortization	(30,575)	(28,715)	(4,609)

Acquired intangible assets, net	29,258	962	154

Total Estimated Amortization of Intangible Assets

The following table represents the total estimated amortization of intangible assets for the next five years:

For the Year Ending December 31	Estimated Amortization Expense	Estimated Amortization Expense
	RMB	US$
2013	100	16
2014	100	16
2015	100	16
2016	100	16
2017	100	16

	500	80